Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 41	$ 358
Total construction cost	$ 41	$ 358